Label	Element	Value
Revision of Prior Period, Adjustment [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ (1,686,000)
Treasury Stock [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	0
Contributed Surplus [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	200,000,000
AOCI Attributable to Parent [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(10,834,000)	[1]
Noncontrolling Interest [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	447,267,000
Common Stock [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	108,223,000
Additional Paid-in Capital [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	1,932,998,000
Additional Paid-in Capital [Member] | Revision of Prior Period, Adjustment [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(39,861,000)
Retained Earnings [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(501,423,000)
Retained Earnings [Member] | Revision of Prior Period, Adjustment [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ 38,175,000

[1]	As of December 31, 2022, 2021 and 2020, our accumulated other comprehensive income/(loss) consisted of (i) $5.7 million gain, $5.0 million gain and $3.5 million loss in relation to our pension and post retirement benefit plan, (ii) $0.8 million, $nil and $nil share of equity method investment’s comprehensive losses from continuing operations, and (iii) $nil, $3.1 million and $17.7 million share of equity method investment’s comprehensive loss from discontinued operations, respectively.